Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2017
Comprehensive Income Loss Note [Abstract]
Schedule of accumulated other comprehensive income (loss)
	For the year ended December 31, 2017
	Unrealized Gains and Losses on Available for Sales Securities	Total
Beginning balance	$(85)	$(85)
Other comprehensive loss before reclassifications	(80)	(80)
Amounts reclassified from AOCI	-	-
Ending balance	$(165)	$(165)

	For the year ended December 31, 2016
	Unrealized Gains and Losses on Available for Sales Securities	Unrealized Losses on Securities Transferred to Held to Maturity	Total
Beginning balance	$(4)	$(208)	$(212)
Other comprehensive (loss) income before reclassifications	(57)	208	151
Amounts reclassified from AOCI	(24)	-	(24)
Ending balance	$(85)	$-	$(85)

Schedule of amounts reclassified out of each component
For the year ended December 31,

Details about AOCI	2016	Affected Line Item in the Statement of Income

Available for sale securities	$24	Realized gain on sale of securities
Held to maturity securities	12	Realized gain on sale of securities
	(12)	Provision for Income Taxes
	$24	Net Income